UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:         811-4474

NAME OF REGISTRANT:                         VANGUARD CALIFORNIA TAX-FREE FUNDS

ADDRESS OF REGISTRANT:                      PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:      ANNE E. ROBINSON
                                            PO BOX 876
                                            VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (610) 669-1000

DATE OF FISCAL YEAR END:                    NOVEMBER 30

DATE OF REPORTING PERIOD:                   JULY 1, 2019 - JUNE 30, 2020

******************************* FORM N-Px REPORT *******************************

ICA File Number: 81104474C
Reporting Period: 07/01/2019 - 06/30/2020
VANGUARD CALIFORNIA TAX-FREE FUNDS









=============== VANGUARD CALIFORNIA MUNICIPAL MONEY MARKET FUND ================

The votes reported reflect votes cast at the Fund's discretion and exclude any votes cast pursuant to a regulatory requirement


NUVEEN CALIFORNIA AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NKX            Security ID:  670651504
Meeting Date: DEC 05, 2019   Meeting Type: Annual
Record Date:  SEP 23, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Judith M. Stockdale      For       For          Management
1a.2  Elect Director Carole E. Stone          For       For          Management
1a.3  Elect Director Margaret L. Wolff        For       For          Management
1a.4  Elect Director William C. Hunter        For       For          Management
1a.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN CALIFORNIA AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NKX            Security ID:  670651603
Meeting Date: DEC 05, 2019   Meeting Type: Annual
Record Date:  SEP 23, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Judith M. Stockdale      For       For          Management
1a.2  Elect Director Carole E. Stone          For       For          Management
1a.3  Elect Director Margaret L. Wolff        For       For          Management
1a.4  Elect Director William C. Hunter        For       For          Management
1a.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN CALIFORNIA AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NKX            Security ID:  670651876
Meeting Date: DEC 05, 2019   Meeting Type: Annual
Record Date:  SEP 23, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Judith M. Stockdale      For       For          Management
1a.2  Elect Director Carole E. Stone          For       For          Management
1a.3  Elect Director Margaret L. Wolff        For       For          Management
1a.4  Elect Director William C. Hunter        For       For          Management
1a.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y709
Meeting Date: DEC 05, 2019   Meeting Type: Annual
Record Date:  SEP 23, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Judith M. Stockdale      For       For          Management
1a.2  Elect Director Carole E. Stone          For       For          Management
1a.3  Elect Director Margaret L. Wolff        For       For          Management
1a.4  Elect Director William C. Hunter        For       For          Management
1a.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y840
Meeting Date: DEC 05, 2019   Meeting Type: Annual
Record Date:  SEP 23, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Judith M. Stockdale      For       For          Management
1a.2  Elect Director Carole E. Stone          For       For          Management
1a.3  Elect Director Margaret L. Wolff        For       For          Management
1a.4  Elect Director William C. Hunter        For       For          Management
1a.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y865
Meeting Date: DEC 05, 2019   Meeting Type: Annual
Record Date:  SEP 23, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Judith M. Stockdale      For       For          Management
1a.2  Elect Director Carole E. Stone          For       For          Management
1a.3  Elect Director Margaret L. Wolff        For       For          Management
1a.4  Elect Director William C. Hunter        For       For          Management
1a.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y881
Meeting Date: DEC 05, 2019   Meeting Type: Annual
Record Date:  SEP 23, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Judith M. Stockdale      For       For          Management
1a.2  Elect Director Carole E. Stone          For       For          Management
1a.3  Elect Director Margaret L. Wolff        For       For          Management
1a.4  Elect Director William C. Hunter        For       For          Management
1a.5  Elect Director Albin F. Moschner        For       For          Management

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:     /s/Mortimer J. Buckley
           Mortimer J. Buckley*
           Chief Executive Officer, President, and Trustee

Date:   August 27, 2020
*By:    /s/Anne E. Robinson

  Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018, see File Number 33-32216. Incorporated by Reference.